Earnings Per Share (Tables)	3 Months Ended
Mar. 31, 2012
Earnings Per Share [Abstract]
Calculation of basic and diluted earnings per share
Basic and diluted earnings per share were calculated as follows, for each period presented:

	Quarter Ended
	March 31,
	2012	2011
Numerator:
Net income	$26.5	$10.8
Denominator — Weighted-average common shares outstanding (in thousands)[1]:
Basic	19,059	18,950
Diluted	19,161	19,161
Earnings per common share, Basic:
Net income per share	$1.39	$0.57
Earnings per common share, Diluted:
Net income per share	$1.38	$0.57
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[1]
The basic weighted-average number of common shares outstanding during the period excludes unvested share-based payment awards. The diluted weighted-average number of common shares outstanding during the period is calculated using the treasury method.